Average Annual Total Returns - Class L Shares - Janus Henderson Small Cap Value Fund	Class L Return Before Taxes 1 Year	Class L Return Before Taxes 5 Years	Class L Return Before Taxes 10 Years	Class L Return Before Taxes Inception Date	Class L Return After Taxes on Distributions 1 Year	Class L Return After Taxes on Distributions 5 Years	Class L Return After Taxes on Distributions 10 Years	Class L Return After Taxes on Distributions Inception Date	Class L Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class L Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class L Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class L Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years
Total	(6.63%)	7.95%	7.77%		(6.90%)	6.79%	5.65%		(3.76%)	[1]	6.14%	[1]	5.76%	[1]	[1]	4.63%	9.65%	8.66%

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.